Income Taxes - Additional Information (Details) $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 HKD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 USD ($)
Income Taxes [Line Items]
Income tax rate, percent	25.00%	25.00%	25.00%	25.00%	25.00%
Uncertain tax position	¥ 15,313,000			¥ 13,217,000		$ 2,209
Income tax provision	993,000	$ 143		21,843,000	¥ 4,760,000
Assessable income	¥ (32,495,000)	$ (4,687)		¥ (60,139,000)	¥ (19,274,000)
Effective tax rate	(3.00%)	(3.00%)	(3.00%)	(36.00%)	(25.00%)
Deferred tax assets, valuation allowance	¥ 30,521,000			¥ 27,368,000	¥ 6,301,000	4,403	$ 3,948
Minimum
Income Taxes [Line Items]
Percentage of temporary differences interest in domestic subsidiary included in deferred tax liability	50.00%	50.00%	50.00%
Inland Revenue, Hong Kong | Foreign Tax Authority
Income Taxes [Line Items]
Tax loss carry-forward not subject to expiration	¥ 6,403,000					924
Inland Revenue, Hong Kong | Foreign Tax Authority | Four Seasons Hong Kong
Income Taxes [Line Items]
Profit limit to determine lower tax rate | $			$ 2,000
Percentage of lower tax rate on the basis of profit	8.25%	8.25%	8.25%
Income tax rate, percent	16.50%	16.50%	16.50%
Assessable income	¥ 0			0
State Administration of Taxation, PRC | Foreign Tax Authority
Income Taxes [Line Items]
Income tax rate, percent	25.00%	25.00%	25.00%
Income tax provision	¥ 993,000	$ 143		21,843,000	4,760,000
Tax loss carry-forward subject to expiration	56,480,000					8,147
Deferred tax assets, valuation allowance	¥ 30,521,000			27,368,000		$ 4,403
Period of statute of limitations for underpayment of taxes due to computational errors made by the taxpayer or the withholding agent	3 years	3 years	3 years
Period of statute of limitations for underpayment of taxes more than specified amount	5 years	5 years	5 years
Minimum amount of underpayment of taxes for statute of limitation to be extended to five years under special circumstance	¥ 100,000
Period of statute of limitations for related party transaction	10 years	10 years	10 years
Tax reduction, Description	In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE.	In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE.	In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE.
Withholding income tax percentage if investor holds less than 25% in the FIE	10.00%	10.00%	10.00%
Reduced withholding tax rate, if investor holds at least 25% in the FIE	5.00%	5.00%	5.00%
Minimum percentage of FIEs holding for reduction in withholding income tax rate	25.00%	25.00%	25.00%
Withholding income taxes, undistributed earnings of foreign subsidiaries	¥ 0			0
State Administration of Taxation, PRC | Foreign Tax Authority | Minimum
Income Taxes [Line Items]
Tax loss carry-forward expiration year	2024	2024	2024
State Administration of Taxation, PRC | Foreign Tax Authority | Maximum
Income Taxes [Line Items]
Tax loss carry-forward expiration year	2028	2028	2028
State Administration of Taxation, PRC | Foreign Tax Authority | Shanghai Fuxi
Income Taxes [Line Items]
Taxable income limit low	¥ 1,000,000			¥ 1,000,000	¥ 1,000,000
Tax reduction term percentage low	12.50%	12.50%	12.50%	12.50%	25.00%
Tax reduction term percentage high	25.00%	25.00%	25.00%	50.00%	50.00%
Effective tax rate	20.00%	20.00%	20.00%	20.00%	20.00%
State Administration of Taxation, PRC | Foreign Tax Authority | Shanghai Fuxi | Minimum
Income Taxes [Line Items]
Taxable income limit	¥ 1,000,000			¥ 1,000,000	¥ 1,000,000
State Administration of Taxation, PRC | Foreign Tax Authority | Shanghai Fuxi | Maximum
Income Taxes [Line Items]
Taxable income limit	¥ 3,000,000			¥ 3,000,000	¥ 3,000,000